Note 19 - Discontinued Operations	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

19.    DISCONTINUED OPERATIONS

           The Company entered into an agreement to dispose its 51% equity interest in the SPFO joint venture to a group of investors in exchange for a total cash consideration of RMB18.5 million (approximately $2.9 million), effective upon the directors’ approval on September 7, 2011. The purpose of the disposal is to focus on the Company’s core wire and cable business that are more profitable by divesting its non-core fiber-optics cable, of which the market in china has very competitive. The share transfer was completed on December 1, 2011, consequently, the Company’s deconsolidated SPFO effective December 1, 2011. The Company recognized $1,962 gain on disposal of a subsidiary in consolidated statement of operations.

SPFO was consolidated prior to its disposal and it met the criteria for reporting as discontinued operations. Therefore, the results of operations of SPFO and the gain of the disposal have been classified as “Income from operations of discontinued SPFO” in the consolidated statement of operations for the year ended December 31, 2011 and prior periods' amounts have been reclassified accordingly.

            Results from discontinued operations related to SPFO for the years ended December 31, 2009 and 2010 and period ended November 30, 2011 are as follows:

	Year ended December 31,
	2009	2010	2011

Net sales	$ 35,993	$ 22,736	$ 30,210
Cost of sales	(30,244)	(18,072)	(25,111)
Gross profit	5,749	4,664	5,099
Selling, general and administrative expenses	(4,456)	(3,545)	(4,809)
Recovery of doubtful accounts	752	377	68
Income from discontinued operations	2,045	1,496	358
Exchange gain, net	20	-	-
Interest income	-	110	129
Interest expenses	(1,000)	(1,197)	(1,336)
Other income (expenses)	85	37	(38)
Income (loss) before income tax	1,150	446	(887)
Gain on disposal of SPFO	-	-	1,962
Income from operations of discontinued SPFO	1,150	446	1,075
Income tax	(697)	(450)	(229)
Net income (loss) of discontinued operations	$ 453	$ (4)	$ 846
Net income (loss) attributable to non-controlling interests	222	(2)	(547)
Net income (loss) attributable to APWC	231	(2)	1,393

             The transactions undertaken with related parties are summarized as follows:

	Year ended December 31,
	2009	2010	2011

Purchases of goods from Shandong Yanggu	-	17	317
Sales to Shandong Yanggu	-	96	536
Sales to SPRC	-	160	157
Interest expense paid to Shandong Yanggu	-	63	-
Management fee paid to Shandong Yanggu	-	-	387